Document and Entity Information	Feb. 17, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001785173
Document Type	8-K/A
Document Period End Date	Feb. 17, 2022
Entity Registrant Name	89bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39122
Entity Tax Identification Number	36-4946844
Entity Address, Address Line One	142 Sansome Street
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	500-4614
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ETNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 24, 2022 is being filed to correct a typographical error in the effective date of Dr. Atkinson’s appointment to the Board.